LONG TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) item	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Long term borrowings
Long-term borrowings		$ 229,467
iKang Holding | Two year loan framework agreement with China Merchants bank signed in December 2015
Long term borrowings
Term of framework loan facility	2 years
Annual interest rate (as a percent)				4.75%	4.75%
Bank borrowings from China Merchants Bank
Long term borrowings
Long-term borrowings		12,345
Bank borrowings from China Merchants Bank | iKang Holding | Two year loan framework agreement with China Merchants bank signed in December 2015
Long term borrowings
Term of loan	2 years
Amount borrowed					$ 12,345
Interest expense		$ 145
Weighted average effective interest rate (as a percent)		4.75%
Long-term loans
Long term borrowings
Long-term borrowings		$ 217,122
Annual interest rate (as a percent)				5.00%	5.00%
Amount borrowed				¥ 1,400,000	$ 217,122
Number of third party investors | item	4
Interest expense		$ 2,869	$ 0
Weighted average effective interest rate (as a percent)		5.00%
Long-term loans | Privatization and convert before maturity date of the long-term loans
Long term borrowings
Interest expense	$ 0
Long-term loans | Privatization but not convert before maturity date of the long-term loans
Long term borrowings
Annual interest rate (as a percent)				5.00%	5.00%
Long-term loans | Minimum
Long term borrowings
Term of loan	18 months
Long-term loans | Minimum | Privatization not completed or failed to convert the loan before maturity date of convertible bonds
Long term borrowings
Annual interest rate (as a percent)				5.00%	5.00%
Long-term loans | Maximum
Long term borrowings
Term of loan	24 months
Long-term loans | Maximum | Privatization not completed or failed to convert the loan before maturity date of convertible bonds
Long term borrowings
Annual interest rate (as a percent)				20.00%	20.00%